Convertible Note Payable (Details Narrative) - USD ($)				9 Months Ended	12 Months Ended
	Dec. 03, 2021	Nov. 30, 2021	Apr. 24, 2020	Sep. 30, 2021	Dec. 31, 2022	Dec. 31, 2021	Apr. 01, 2015
Debt Instrument [Line Items]
Debt discount amortized to interest expense				$ 7,324	$ 0	$ 7,324
Clifford Neuman [Member] | Convertible Notes Payable [Member]
Debt Instrument [Line Items]
Debt face amount							$ 51,270
Debt stated interest rate							6.00%
Beneficial conversion feature			$ 21,973
Debt Conversion, Converted Instrument, Amount		$ 51,270
Debt Instrument, Convertible, Conversion Price		$ 0.021
Debt Conversion, Converted Instrument, Shares Issued	2,441,476
Accrued interest converted, shares issued	1,026,204
Accrued interest converted, amount converted	$ 21,550				$ 0